FINANCIAL INSTRUMENTS (Details 14) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Disclosure Of Financials Instruments [Line items]
Financial liabilities	$ 4,166,535	$ 4,454,380	$ 4,405,444
Financial liabilities, at fair value	5,198,654	5,158,789
Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,244,939	1,130,679
U.S Dollar [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	2,057,747	2,321,980
Financial liabilities, at fair value	2,135,893	2,480,063
U.S Dollar [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	834,908	891,338
Financial liabilities, at fair value	870,399	926,070
U.S Dollar [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	194,342	150,162
Financial liabilities, at fair value	194,342	150,162
U.S Dollar [Member] | Related party payables
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,354	1,969
Financial liabilities, at fair value	1,354	1,968
Unidad de Fomento [Member] | Bonds Issued [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	1,244,938	1,130,679
Financial liabilities, at fair value	1,333,087	1,078,934
Unidad de Fomento [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	22,060	18,600
Financial liabilities, at fair value	22,060	18,600
Other currencies [Member] | Bank Borrowings [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	23,549	23,020
Financial liabilities, at fair value	23,358	23,020
Other currencies [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	158,567	70,736
Financial liabilities, at fair value	158,567	70,736
Other currencies [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	96,913	98,316
Financial liabilities, at fair value	92,542	94,052
Chilean Pesos [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	333,529	285,359
Financial liabilities, at fair value	333,529	285,359
Chilean Pesos [Member] | Finance lease [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	15,463	15,670
Financial liabilities, at fair value	14,821	14,928
Chilean Pesos [Member] | Related party payables
Disclosure Of Financials Instruments [Line items]
Financial liabilities	9,854	1,862
Financial liabilities, at fair value	9,854	1,863
Euro [Member] | Trade and other payables [Member]
Disclosure Of Financials Instruments [Line items]
Financial liabilities	8,848	13,034
Financial liabilities, at fair value	$ 8,848	$ 13,034